Derivative Financial Instruments (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended	6 Months Ended			12 Months Ended
	Dec. 20, 2011	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Estimated fair value of derivative contracts,long-term asset		$ 1,505	$ 5,332			$ 1,505
Estimated fair value of derivative contracts,short-term asset		1,028	6,941			1,028
Estimated fair value of derivative contracts,current liability							904
Increase/Decrease in net income		$ 1,500	$ 769	$ (715)	$ (350)	$ (2,157)	$ (90)
Percentage of entitlement of officers for receivable or payable	10.00%